K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 22, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	Carillon Series Trust
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 93

Dear Sir or Madam:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Carillon Series Trust (“Trust”) is Post-Effective Amendment No. 93 to the Trust’s currently effective Registration Statement on Form N-1A (“PEA No. 93”) relating to the Carillon Eagle Smaller Company Fund (“Fund”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
The purpose of this filing is to reflect a change in the Fund’s subadviser.  The Trust has elected that this filing become automatically effective on March 1, 2018 pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber
Attachments

cc:	Susan L. Walzer
Daniel R. Dzibinski
Carillon Tower Advisers, Inc.